Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Share [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	[1]	350,000,000	350,000,000
Ordinary share, shares issued	[1]	3,400,000	3,400,000
Ordinary share, shares outstanding	[1]	3,400,000	3,400,000
Class B Ordinary Share [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	[1]	150,000,000	150,000,000
Ordinary share, shares issued	[1]	12,500,000	12,500,000
Ordinary share, shares outstanding	[1]	12,500,000	12,500,000

[1]	The shares are presented on a retrospective basis.